Pension Plan (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Components of net periodic pension costs
Interest cost	$ 269,000	$ 274,000	$ 808,000	$ 821,000
Expected return on plan assets	(320,000)	(308,000)	(959,000)	(925,000)
Recognized net actuarial loss	172,000	88,000	514,000	265,000
Net periodic cost	121,000	54,000	363,000	161,000
Required Contributions made			$ 1,300,000